TAXATION - Provision for income taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure (Line items)
Current expense	$ 21,976,761	$ 8,728,061
Deferred expense (benefit)	2,388,608	(3,892,570)
Total provision for income taxes	24,365,369	4,835,491
Federal
Income Tax Disclosure (Line items)
Current expense	19,023,188	7,706,952
Deferred expense (benefit)	1,547,525	(3,442,568)
State
Income Tax Disclosure (Line items)
Current expense	2,953,573	1,021,109
Deferred expense (benefit)	$ 841,083	$ (450,002)